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                                                 Established 1832

                                                    [LOGO]
                                                     JMS
                                                     INC.













Investment Adviser                       THE JANNEY
BlackRock Institutional Management       MONTGOMERY SCOTT MONEY FUNDS
Corporation
Wilmington, Delaware
                                         Money Market Portfolio
                                         ---------------------------------------
Custodian
PNC Bank, National Association           Municipal
Philadelphia, Pennsylvania               Money Market Portfolio
                                         ---------------------------------------
                                         Government Obligations
Administrator and Transfer Agent         Money Market Portfolio
PFPC Inc.                                ---------------------------------------
Wilmington, Delaware                     New York Municipal
                                         Money Market Portfolio
                                         ---------------------------------------
Counsel
Drinker Biddle & Reath L.L.P.
Philadelphia, Pennsylvania


Independent Accountants
PricewaterhouseCoopers LLP               Annual Report
Philadelphia, Pennsylvania               August 31, 1998
===================================      =======================================

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

                       Annual Investment Adviser's Report


     Concerns about Asia's economic woes were exacerbated in the first two quarters of 1998, as signs of recession also spread to Russia, Latin America and South America. The consequences of this worldwide slowdown were evidenced by plummeting market capitalizations, particularly in August, for example, when the DJIA fell 17% in four weeks. Adding to the market's problems were the investigation of President Clinton and Russia's currency devaluation and delay in naming a new Prime Minister. The net effect of this global turmoil was a dramatic flight to the quality and safety of U.S. Treasury obligations. Yields on longer-term Treasuries fell almost 40 basis points to 5.20%, while three-month Treasury bills dropped below 4.90%. These sudden moves precipitated widespread expectations of a reduction in the federal funds rate. In not changing rates to date, the Fed has been particularly comforted by the positive news on inflation. For the year-to-date, wholesale prices were down almost 1%, while consumer prices were up only 1.5%. The Fed next meets at the end of September and there is growing sentiment for a rate cut.

     During the last two quarters, the federal funds rate remained at 5.50%, a level not changed since March, 1997. The short-term yield curve remained very flat, with interest rate spreads narrowing through the month of August. Treasury bills continued as a haven for short-term cash and yields dropped sharply near the end of the period. In fact, the short Treasury curve inverted, with the three-month bills yielding more than the year bill. Throughout the period, overnight rates traded close to the federal funds level of 5.50%. Investment strategy sought to gradually extend the Money Market Portfolio's average maturity, as the likelihood of higher rates evaporated. Three to six-month investments were made at yields of 5.60-5.70% during periods of market weakness, while liquidity was maintained in repurchase agreements at yields near 5.50%. At the end of August, the Money Market Portfolio had assets of $2,315,558,300, while the Government Money Market Portfolio stood at $507,511,905.

     In the short-term tax-exempt market, interest rates also traded in a narrow band during the period. One-year notes remained generally in the 3.60-3.70% range, while shorter-term variable rate demand notes fluctuated from highs near 4.50% to lows of 2.0%. During the April tax period, the tax-free portfolios maintained high levels of liquidity to meet possible redemptions. Average maturities were also kept moderately short in June as the maturity of general market notes reduced supply. In July and August, the portfolios began to extend slightly as new issuance returned to the market. At the end of August, the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio had assets of $245,170,814 and $31,054,666, respectively.

Year 2000 System Preparedness

     BlackRock Institutional Management Corp. (BIMC) serves as investment adviser to The RBB Fund, Inc. BIMC wishes to confirm for fund investors that PNC Bank Corp. and its affiliates are actively addressing Year 2000 system changes across all of our businesses.

     Over the past eighteen months, we have reviewed all internal systems to determine whether there is Year 2000 exposure and, if so, how to remedy. Our corporate objective is to have all systems Year 2000 ready by December 31, 1998. Many systems have already been cleared. Those that require changes are currently undergoing active work and progressing satisfactorily.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                        Report of Independent Accountants



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statements of net assets of the Money Market, Government Obligations, New York Municipal Money Market and Municipal Money Market Portfolios of The RBB Fund, Inc. (the "Fund"), and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Government Obligations, New York Municipal Money Market, and Municipal Money Market Portfolios of The RB Fund, Inc. at August 31, 1998, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 2, 1998

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998






                                                        Par
                                                       (000)             Value
                                                     --------       ------------
AGENCY OBLIGATIONS--0.9%
Student Loan Marketing Association+
   5.240% 09/01/98 ...............................    $10,000       $ 10,000,000
   5.250% 09/01/98 ...............................     10,000         10,000,000
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,000,000) ........................                    20,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT--13.8%
Banks--2.6%
Credit Communal de Belgique
   5.750% 04/01/99 ...............................     30,000         29,991,636
First National Bank of Boston
   5.570% 10/06/98 ...............................     30,000         30,000,000
                                                                    ------------
                                                                      59,991,636
                                                                    ------------
Domestic Certificates of Deposit--1.1%
Wilmington Trust Co.
   5.580% 10/08/98 ...............................     25,000         25,000,000
                                                                    ------------
Yankee Dollar Certificates of Deposit--10.1%
Bank Austria
   5.670% 07/23/99 ...............................      9,000          9,001,648
Canadian Imperial Bank of Commerce
   5.660% 02/26/99 ...............................     40,000         39,990,652
Credit Communal de Belgique
   5.620% 12/28/98 ...............................     25,000         24,998,388
Deutsche Bank
   5.670% 02/26/99 ...............................     16,000         15,991,821
   5.750% 05/26/99 ...............................     25,000         25,010,645
Skandinaviska Enskilden Banken
   Funding, Inc.
   5.560% 09/08/98 ...............................     10,000         10,000,000
Societe Generale
   5.780% 10/08/98 ...............................     25,000         24,995,738
Svenska Handelsbanken Inc.
   5.720% 03/31/99 ...............................     25,000         24,991,695
Swiss Bank
   5.750% 05/07/99 ...............................     15,000         14,994,390
Westpac Banking Corp.
   5.730% 04/16/99 ...............................     45,000         44,991,957
                                                                    ------------
                                                                     234,966,934
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $319,958,570) .......................                   319,958,570
                                                                    ------------
COMMERCIAL PAPER--51.0%
Asset Backed Securities--12.4%
CC USA Inc.
   5.495% 10/20/98 .......................       $     15,000       $ 14,887,810
   5.520% 11/09/98 .......................             40,000         39,576,800
   5.470% 01/29/99 .......................             24,000         23,453,000
   5.470% 02/05/99 .......................              8,000          7,809,158
Corporate Asset Funding, Inc.
   5.530% 09/22/98 .......................             30,000         29,903,225
   5.540% 09/23/98 .......................             50,000         49,830,722
Corporate Receivables Corp.
   5.550% 09/11/98 .......................             20,000         19,969,167
Dakota Certificates Program
   5.530% 09/04/98 .......................             30,000         29,986,175
   5.520% 09/25/98 .......................             50,000         49,816,000
Windmill Funding
   5.540% 09/28/98 .......................             21,858         21,767,180
                                                                    ------------
                                                                     286,999,237
                                                                    ------------
Banks--13.0%
AB Spintab Swedmortgage
   5.530% 11/10/98 .......................             25,000         24,731,181
   5.520% 11/16/98 .......................             15,000         14,825,200
   5.520% 12/17/98 .......................             40,000         39,343,733
   5.510% 03/04/99 .......................             25,000         24,295,944
Commerzbank
   5.505% 10/16/98 .......................             25,000         24,827,969
IMI Funding Corp.
   5.510% 11/27/98 .......................             24,270         23,946,825
   5.510% 12/04/98 .......................             32,827         32,354,711
   5.480% 02/03/99 .......................             17,136         16,731,686
IMI Funding Corp. (USA)
   5.520% 11/09/98 .......................             11,881         11,755,299
   5.530% 11/16/98 .......................             30,000         29,649,767
Nationsbank Corp.
   5.510% 10/15/98 .......................             30,000         29,797,967
Unifunding Inc.
   5.420% 09/29/98 .......................             30,000         29,873,533
                                                                    ------------
                                                                     302,133,815
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)             Value
                                                     --------       ------------
Business Credit Institutions--2.7%
Enterprise Funding Corp.
   5.510% 09/23/98 .......................       $     40,000       $ 39,865,311
   5.530% 09/23/98 .......................              9,873          9,839,635
   5.510% 12/02/98 .......................             13,082         12,897,791
                                                                    ------------
                                                                      62,602,737
                                                                    ------------
Chemicals & Allied Products--1.6%
Monsanto Co.
   5.500% 12/07/98 .......................             38,477         37,906,792
                                                                    ------------
Finance Services--1.9%
Triple A-1 Funding
   5.530% 09/24/98 .......................             13,328         13,280,911
   5.550% 10/14/98 .......................             30,000         29,801,125
                                                                    ------------
                                                                      43,082,036
                                                                    ------------
Food & Kindred Products--1.3%
Diageo Capital PLC
   5.450% 12/29/98 .......................             30,000         29,459,542
                                                                    ------------
Household Audio & Video Equipment--0.9%
Panasonic Finance Inc.
   5.450% 09/04/98 .......................             20,000         19,990,917
                                                                    ------------
Misc. Industrial & Commercial Machinery
& Equipment--6.5%
Komatsu Finance America
   5.600% 09/09/98 .......................             20,000         19,975,111
   5.620% 09/11/98 .......................             70,000         69,890,722
   5.600% 11/13/98 .......................             25,000         24,716,111
Mitsubishi Corporate Finance PLC
   5.670% 09/14/98 .......................             35,000         34,928,338
                                                                    ------------
                                                                     149,510,282
                                                                    ------------
Motor Vehicles & Car Bodies--1.2%
BMW US Capital Corp.
   5.500% 11/09/98 .......................             28,000         27,704,833
                                                                    ------------
Personal Credit Institutions--2.0%
Countrywide Funding Corp.
   5.540% 09/28/98 .......................             47,500         47,302,637
                                                                    ------------

Petroleum Refining--0.7%
Chevron Transport Corp.
   5.500% 11/20/98 .......................       $     16,000     $   15,804,444
                                                                  --------------
Security Brokers & Dealers--6.8%
Merrill Lynch & Co. Canadian DCP
   5.450% 09/02/98 .......................             50,000         49,992,431
Lehman Brothers Holdings, Inc.
   5.550% 11/25/98+ ......................             25,000         24,672,396
   5.540% 01/22/99 .......................             35,000         34,229,786
Nomura Holding America Inc.
   5.650% 10/02/98 .......................              6,000          5,970,808
   5.650% 11/16/98 .......................             19,000         18,773,372
   5.650% 11/23/98 .......................             25,000         24,674,340
                                                                  --------------
                                                                     158,313,133
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,180,810,405) .............                         1,180,810,405
                                                                  --------------
MUNICIPAL BONDS--3.4%
Florida--0.1%
Coral Springs,VRDN++
   5.650% 09/02/98 .......................              2,500          2,500,000
                                                                  --------------
Georgia--0.4%
De Kalb County Development
   Authority Series 1995 B+
   5.650% 09/07/98 .......................              9,485          9,485,000
                                                                  --------------
Illinois--0.2%
Illinois Health Facilities Authority
   Convertible/VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B++
   5.700% 09/02/98 .......................              4,400          4,400,000
                                                                  --------------
Indiana--0.2%
Bremen, Inc. TARN VRDN
   Series 1996 B
   5.674% 09/03/98 .......................              3,600          3,600,000
                                                                  --------------


                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998





                                                        Par
                                                       (000)             Value
                                                     --------       ------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B+
   5.700% 09/02/98 .......................        $     4,200        $ 4,200,000
                                                                     -----------
Mississippi--1.2%
Hinds County, IDR Revenue Bond
   VRDN Series 1992+
   5.650% 09/02/98 .......................              1,860          1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995+
   5.650% 09/07/98 .......................              5,800          5,800,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   Series 1995+
   5.650% 09/07/98 .......................              6,300          6,300,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994+
   5.700% 09/02/98 .......................             14,000         14,000,000
                                                                     -----------
                                                                      27,960,000
                                                                     -----------
North Carolina--0.5%
City of Asheville Tax Corp.+
   5.650% 09/02/98 .......................             10,800         10,800,000
                                                                     -----------
Texas--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990+
   5.700% 09/02/98 .......................             14,800         14,800,000
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $77,745,000) ................                            77,745,000
                                                                     -----------
CORPORATE OBLIGATIONS--19.4%
Banks--1.1%
Istituto Bancario San Paolo di Torino+
   5.558% 09/08/98 .......................       $     25,000       $ 24,986,786
                                                                    ------------
Finance Services--7.3%
General American Life+
   5.870% 09/01/98 .......................             50,000         50,000,000
SMM Trust 1997-A+
   5.688% 09/23/98 .......................             20,000         20,000,000
SMM Trust 1997-X+
   5.648% 09/14/98 .......................            100,000        100,000,000
                                                                    ------------
                                                                     170,000,000
                                                                    ------------
Personal Credit Institutions--6.0%
American Honda Finance Corp. Honda
   Motor Company, Ltd.+
   5.668% 09/14/98 .......................             40,000         40,000,000
   5.668% 09/16/98 .......................             25,000         25,000,000
   5.658% 10/28/98 .......................             35,000         35,000,000
General Motors Acceptance Corp.+
   5.598% 11/26/98 .......................             40,000         39,984,420
                                                                    ------------
                                                                     139,984,420
                                                                    ------------
Security Brokers & Dealers--5.0%
Bear Stearns Companies, Inc.+
   5.622% 09/08/98 .......................             25,000         25,000,808
   5.615% 09/24/98 .......................             40,000         40,000,000
Lehman Brothers Holdings, Inc.+
   5.708% 09/08/98 .......................             50,000         50,000,000
                                                                    ------------
                                                                     115,000,808
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $449,972,014) ...............                           449,972,014
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             Money Market Portfolio
                             Statement of Net Assets (Continued)
                                 August 31, 1998




                                                        Par
                                                       (000)             Value
                                                     --------       ------------
MEDIUM TERM NOTES--4.3%
Banks--4.3%
Skandinaviska Enskilda Banken
   Funding, Inc.+
   5.573% 09/14/98 .......................     $       50,000     $   49,987,920
Skandinaviska Enskilda Banken
   Funding, Inc.
   5.610% 02/25/99 .......................             50,000         49,990,700
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $99,978,620) ................                            99,978,620
                                                                  --------------
REPURCHASE AGREEMENTS--6.9%
Lehman Government Securities Inc.
 (Agreement dated 08/31/98 to be
 repurchased at $60,009,917
 collateralized by $77,315,556 Federal
 Home Loan Mortgage Corporation
 due 9/25/08 to 5/25/24. Market
 value of collateral is $61,801,006.)
 5.95% 09/01/98 ..........................             60,000         60,000,000
Lehman Government Securities Inc.
 (Agreement dated 08/31/98 to be
 repurchased at $99,015,984,
 collateralized by $230,634,000 U.S.
 Government National Strips due
 11/15/98 to 08/15/25. Market value
 of the collateral is $100,982,776.)
 5.8125% 09/01/98 ........................             99,000         99,000,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $159,000,000) ...............                           159,000,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,307,464,609*) ................                         2,307,464,609

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ..................                             8,093,691
                                                                  --------------





                                                                      Value
                                                                  ------------
NET ASSETS (Applicable to
 762,794,677 Bedford shares,
 226,300 Cash Preservation shares,
 904,558,200 Janney Montgomery
 Scott shares, 648,098,967
 Sansom Street shares and 800
  other shares)--100% ....................                        $2,315,558,300
                                                                  ==============
NET ASSET VALUE, Offering and
 redemption price per share
 ($2,315,558,300 divided by
 2,315,678,944)...........................                        $         1.00
                                                                  ==============

*  Also cost for Federal income tax purposes.
+ Variable Rate Obligations -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount can be recovered through demand or put.
++ Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN........................ Variable Rate Demand Note
LOC.................................. Letter of Credit
IDR.....................Industrial Development Revenue
TARN.................. Taxable Adjustable Revenue Note


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998



                                                        Par
                                                       (000)             Value
                                                     --------       ------------
MUNICIPAL BONDS--99.6%
Arkansas--1.3%
Arkansas Development Finance
   Authority Single Family Mortgage
   RB Mortgage-Backed Securities
   Program MB++
   3.700% 03/01/99 .......................       $      3,230         $3,230,000
                                                                      ----------
California--2.2%
California Higher Education Student
   Loan RB Series D-2 DN++
   3.650% 07/01/99 .......................              3,000          3,000,000
California Statewide Community
   Development Authority RB
   Floating Rate Trust Receipts
   Series A23-Reg D DN+
   3.550% 09/07/98 .......................              2,500          2,500,000
                                                                      ----------
                                                                       5,500,000
                                                                      ----------
Colorado--3.3%
Denver, City and County Of, Colorado
   Airport System Subordinate RB
   Series 1997A TECP++
   3.550% 11/17/98 .......................              8,000          8,000,000
                                                                      ----------
Connecticut--1.2%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project) Series
   1993 C MB++
   3.600% 07/01/99 .......................              3,000          3,000,000
                                                                      ----------
Florida--2.4%
Capital Projects Finance Authority
   (Florida Hospital Association -
   Capital Projects Loan Program)
   Series 1998A DN+
   3.250% 09/07/98 .......................              2,500          2,500,000
Flagler County Florida School District
   TAN
   3.890% 06/30/99 .......................              3,300          3,303,611
                                                                      ----------
                                                                       5,803,611
                                                                      ----------
Georgia--6.2%
Bulloch County, Development Authority
   of Tax-Exempt Adjustable Mode IDA
   RB (Gold Kist Inc. Project) DN+
   3.450% 09/07/98 .......................        $     5,700        $ 5,700,000
Middle Georgia Regional Development
   Authority IDA RB (Tolleson Lumber
   Co., Inc. Project) Series 1997 DN+
   3.450% 09/07/98 .......................              4,500          4,500,000
Savannah Economic Development
   Authority RB (Georgia Kaolin Inc.)
   DN+
   3.400% 09/07/98 .......................              5,000          5,000,000
                                                                     -----------
                                                                      15,200,000
                                                                     -----------
Idaho--1.5%
Idaho State TAN
   4.500% 06/30/99 .......................              3,750          3,776,944
                                                                     -----------
Illinois--7.0%
Chicago Tender Notes MB++
   3.550% 02/04/99 .......................              2,000          2,000,000
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN+
   3.630% 09/07/98 .......................              2,100          2,100,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) TECP++
   3.750% 11/04/98 .......................              8,000          8,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB++
   3.700% 07/15/99 .......................              5,000          5,000,000
                                                                     -----------
                                                                      17,100,000
                                                                     -----------
Indiana--9.0%
Bremen IDA RB Series 1996A
   (Universal Bearings, Inc. Project
   Private Placement) DN+
   3.600% 09/07/98 .......................              5,000          5,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN+
   3.400% 09/07/98 ..................                   2,900          2,900,000

                See Accompanying Notes to Financial Statements.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998

                                                        Par
                                                       (000)             Value
                                                     --------       ------------
Indiana--(continued)
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN+
   3.400% 09/07/98 .....................          $     2,000        $ 2,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center IV Project) DN+
   3.400% 09/07/98 .....................                7,500          7,500,000
Portage Economic Development RB
   (Breckenridge Apartments Project)
   DN+
   3.450% 09/07/98 .....................                4,650          4,650,000
                                                                     -----------
                                                                      22,050,000
                                                                     -----------
Kentucky--7.0%
Hopkinsville IDA RB (Douglas Autotech
   Corp. Project) Series 1995 DN+
   4.350% 09/07/98 .....................                7,700          7,700,000
Kentucky Economic Development
   Finance Authority Hospital
   Facilities RB (Baptist Healthcare
   System) DN+
   3.350% 09/07/98 .....................                1,500          1,500,000
Kentucky Interlocal School
   Transportation Association TAN
   and RAN Certificates of Participation
   3.900% 06/30/99 .....................                8,000          8,016,593
                                                                     -----------
                                                                      17,216,593
                                                                     -----------
Massachusetts--1.9%
Commonwealth of Massachusetts
   Federal Highway Grant Anticipation
   Notes 1998 Series A Trust Receipt
   (Floater-Trs) DN+
   3.600% 09/02/98 .....................                  900            900,000
Whiteman-Hanson Regional School
   District BAN
   4.000% 07/01/99 .....................                1,000          1,001,195
Whiteman-Hanson Regional School
   District RAN
   4.100% 06/30/99 .....................                2,800          2,807,806
                                                                     -----------
                                                                       4,709,001
                                                                     -----------
Missouri--2.9%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN+
   3.470% 09/07/98 .....................          $     1,100        $ 1,100,000
Missouri Environmental Improvement
   and Energy Resource Authority RB
   (Kansas City Power and Light Co.
   Project) Series 1992 DN+
   3.300% 09/07/98 .....................                5,900          5,900,000
                                                                     -----------
                                                                       7,000,000
                                                                     -----------
Nebraska--1.5%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN+
   4.100% 09/07/98 .....................                3,800          3,800,000
                                                                     -----------
New Hampshire--0.6%
New Hampshire State Business
   Finance Authority PCR RB (New
   England Power Co. Project) MB
   3.650% 09/24/98 .....................                1,500          1,500,000
                                                                     -----------
New Jersey--0.2%
New Jersey Economic Development
   Authority Economic Development RB
   (J. Jams Realty Co.) DN+
   3.200% 09/07/98 .....................                  500            500,000
                                                                     -----------
New York--3.5%
New York City G.O. Series 1994 H-3
   TECP (Financial Security Assurance)
   3.400% 10/09/98 .....................                5,500          5,500,000
New York State Energy Research &
   Development Authority PCR
   Refunding RB (Niagara Mohawk)
   Series 1987A DN
   3.200% 09/01/98 .....................                3,110          3,110,000
                                                                     -----------
                                                                       8,610,000
                                                                     -----------


                See Accompanying Notes to Financial Statements.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)             Value
                                                     --------       ------------
North Carolina--8.3%
Charlotte-Mecklenburg Hospital
   Authority Health Care RB DN+
   3.200% 09/07/98 ...................          $     1,500          $ 1,500,000
Haywood Regional Medical Center RB
   Series 1997 DN+
   3.200% 09/07/98 ...................                1,800            1,800,000
North Carolina Educational Facilities
   Finance Agency (Duke University
   Project) DN+
   3.200% 09/07/98 ...................                3,200            3,200,000
North Carolina Medical Care
   Commission Health Care Facility RB
   (Lutheran Services for the Aging
   Project) Series 1998 DN+
   3.250% 09/07/98 ...................                4,000            4,000,000
North Carolina Medical Care
   Commission Hospital RB (Baptist
   Hospital Project) Series 1996 DN+
   3.250% 09/07/98 ...................                1,400            1,400,000
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN+
   3.300% 09/07/98 ...................                1,600            1,600,000
Rockingham County Industrial
   Facilities and Finance Authority
   PCR RB (Medibeg USA, Inc.)
   1997 DN+
   3.400% 09/03/98 ...................                3,000            3,000,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987 DN+
   3.300% 09/07/98 ...................                1,200            1,200,000
Wake County Industrial Facility PCR RB
   (Carolina Power & Light Co.) Series
   B DN+
   3.300% 09/07/98 ...................                2,600            2,600,000
                                                                     -----------
                                                                      20,300,000
                                                                     -----------
Ohio--6.5%
Canfield Local School District BAN
   3.800% 04/15/99 ...................          $     4,900          $ 4,902,038
Clinton County Hospital RB (Ohio
   Hospital Capital, Inc. Pooled
   Financing Programs) DN+
   3.350% 09/07/98 ...................                2,000            2,000,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN+
   3.500% 09/07/98 ...................                2,040            2,040,000
Ohio State Higher Education Facilities
   Community RB Pooled Financing
   DN+
   3.350% 09/07/98 ...................                4,600            4,600,000
Trumbull County Health Care Facilities
   RB Series 1998 DN+
   3.350% 09/07/98 ...................                2,500            2,500,000
                                                                     -----------
                                                                      16,042,038
                                                                     -----------
Oklahoma--2.0%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN+
   3.450% 09/07/98 ...................                3,000            3,000,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN+
   3.450% 09/07/98 ...................                2,000            2,000,000
                                                                     -----------
                                                                       5,000,000
                                                                     -----------
Oregon--0.7%
Portland Multifamily Housing RB
   Village of Lovejoy Fountain DN+
   3.450% 09/07/98 ...................                1,600            1,600,000
                                                                     -----------
 Pennsylvania--3.0%
Geisinger Authority Health System RB
   (Penn State Geisinger Health
   System) DN+
   3.350% 09/01/98 ...................                1,100            1,100,000
Philadelphia IDA RB (30th Street
   Station Project) Series 1987 DN+
   (MBIA Insurance)
   3.900% 09/30/98 ...................                6,300            6,300,000
                                                                     -----------
                                                                       7,400,000
                                                                     -----------


                See Accompanying Notes to Financial Statements.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998



                                                        Par
                                                       (000)             Value
                                                     --------       ------------
South Carolina--7.7%
Berkeley County IDA RB (Nucor Corp.)
   Series 1998 DN+
   3.550% 09/07/98 .......................       $      8,800       $  8,800,000
Chesterfield County IDA RB (Culp,
   Inc.) DN+
   3.450% 09/07/98 .......................              6,000          6,000,000
Marlboro County Solid Waste
   Disposal Facilities RB (Willamette
   Industries, Inc. Project) DN+
   3.500% 09/07/98 .......................              1,100          1,100,000
South Carolina Jobs Economic
   Development Authority (Ellcon
   National Inc. Project) Series 1998B
   DN+
   3.400% 09/07/98 .......................              3,000          3,000,000
                                                                    ------------
                                                                      18,900,000
                                                                    ------------
Tennessee--8.6%
Clarksville Public Building Authority
   RB Series 1997 DN+
   3.300% 09/07/98 .......................              1,900          1,900,000
Montgomery County Public Building
   Authority Pooled Financing RB
   (Montgomery County Loan Project)
   Series 1995 DN+
   3.300% 09/07/98 .......................              9,900          9,900,000
Oak Ridge Solid Waste Disposal
   Facility Series 1996 M4
   (Environmental Project) DN+
   3.450% 09/07/98 .......................              5,100          5,100,000
Tennessee State School Bond
   Authority Higher Education
   Facilities TECP
   3.500% 11/18/98 .......................              4,200          4,200,000
                                                                    ------------
                                                                      21,100,000
                                                                    ------------

Texas--5.9%
Brazos River Harbor Navigation
   District of Brazoria County PCR RB
   (The Dow Chemical Co. Project)
   1988 TECP
   3.500% 11/17/98 .......................       $      9,980       $  9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN+
   3.600% 09/07/98 .......................              1,300          1,300,000
Lower Colorado River Authority
   Junior Lien Refunding RB
   Series 1996 DN+
   3.150% 09/07/98 .......................              3,100          3,100,000
                                                                    ------------
                                                                      14,380,000
                                                                    ------------
Virginia--3.3%
Metropolitan Washington D.C
   Airports Authority Flexible Term
   Revenue Notes TECP++
   3.550% 11/25/98 .......................              5,000          5,000,000
Metropolitan Washington D.C
   Airports Authority Virginia
   Passenger Facility Flexible Term
   Notes TECP
   3.500% 09/25/98 .......................              3,000          3,000,000
                                                                    ------------
                                                                       8,000,000
                                                                    ------------
Wisconsin--1.8%
Amery IDRB (Plastech Corp.) Series
   1997 DN+
   3.600% 09/07/98 .......................              2,000          2,000,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project) DN+
   3.450% 09/07/98 .......................              2,500          2,500,000
                                                                    ------------
                                                                       4,500,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $244,218,187*) ..................                           244,218,187

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% ..................                               952,627
                                                                    ------------


                See Accompanying Notes to Financial Statements.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Concluded)
                                 August 31, 1998




                                                                       Value
                                                                   ------------

NET ASSETS (Applicable to
 147,705,175 Bedford shares,
 91,997 Cash Preservation shares,
 97,447,539 Janney Montgomery
 Scott shares and 800 other
  shares)--100% .........................                       $   245,170,814
                                                                 ===============
NET ASSET VALUE, Offering and
   redemption price per share
   ($245,170,814 divided by
   245,245,511)...........................                       $          1.00
                                                                 ===============

*  Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount shown can be recovered through demand or put.
++ Put Bonds -- Maturity date is the put date.
INVESTMENT ABBREVIATIONS
BAN...........................Bond Anticipation Note
DN.......................................Demand Note
GO...............................General Obligations
IDA.................Industrial Development Authority
MB....................................Municipal Bond
PCR........................Pollution Control Revenue
RAN........................Revenue Anticipation Note
RAW....................Revenue Anticipation Warrants
RB......................................Revenue Bond
TAN............................Tax Anticipation Note
TECP.....................Tax Exempt Commercial Paper
TRAN...............Tax and Revenue Anticipation Note



                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  Government Obligations Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998




                                                        Par
                                                       (000)             Value
                                                     --------       ------------

AGENCY OBLIGATIONS--65.0%
Federal Farm Credit Bank--2.0%
   5.423% 03/02/99 ..........................     $     10,000      $  9,997,557
                                                                    ------------
Federal Home Loan Bank--15.6%
   5.500% 09/01/98+ .........................           10,000         9,994,137
   5.436% 09/02/98+ .........................           25,000        24,998,346
   5.682% 10/16/98 ..........................           15,000        14,998,787
   5.555% 02/26/99 ..........................           10,000        10,000,000
   5.620% 04/01/99 ..........................            9,200         9,198,417
   5.536% 07/15/99 ..........................           10,000         9,994,746
                                                                    ------------
                                                                      79,184,433
                                                                    ------------
Federal Home Loan Mortgage Corporation--11.8%
   5.448% 09/21/98+ .........................           35,000        34,986,875
   5.350% 01/07/99 ..........................           10,000         9,809,778
   5.505% 03/12/99 ..........................            5,000         4,997,099
   5.550% 04/29/99 ..........................           10,000         9,990,729
                                                                    ------------
                                                                      59,784,481
                                                                    ------------
Federal National Mortgage Association--21.0%
   5.136% 09/01/98+ .........................           10,000        10,000,000
   5.440% 09/01/98+ .........................           25,000        24,996,110
   5.500% 09/01/98+ .........................           10,000         9,994,237
   5.520% 09/01/98+ .........................           10,000         9,996,986
   5.431% 09/17/98+ .........................           10,000         9,996,365
   5.385% 09/28/98 ..........................           10,000         9,959,613
   5.370% 02/26/99 ..........................           12,000        11,987,464
   5.630% 05/05/99 ..........................           10,000         9,996,906
   5.520% 08/09/99 ..........................           10,000         9,989,080
                                                                    ------------
                                                                     106,916,761
                                                                    ------------
Student Loan Marketing Association--14.6%
   5.240% 09/01/98+ .........................            9,000         8,999,957
   5.250% 09/01/98+ .........................            5,000         5,000,000
   5.260% 09/07/98+ .........................           18,000        17,985,431
   5.790% 09/16/98 ..........................           20,000        19,999,668
   5.400% 02/10/99 ..........................            7,000         6,995,070
   5.520% 06/10/99 ..........................           15,000        14,985,790
                                                                    ------------
                                                                      73,965,916
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $329,849,148) ..................                        329,849,148
                                                                    ------------
REPURCHASE AGREEMENTS--34.6%
Greenwich Capital Markets
 (Agreement dated 08/31/98 to be
 repurchased at $65,010,472,
 collateralized by $122,392,000
 RFCO Strips due 10/15/98 to
 04/15/30. Market value of collateral
 is $66,950,843.)
 5.800% 09/01/98 ............................           65,000      $ 65,000,000
Lehman Brothers
 (Agreement dated 08/31/98 to be
 repurchased at $10,601,711,
 collataralized by $10,630,000
 U.S. Treasury Notes due 06/30/99 to
 06/30/08. Market value of collateral
 is $10,810,590.)
 5.8125% 09/01/98 ...........................           10,600        10,600,000
Morgan Stanley
(Agreement dated 08/31/98 to be
 repurchased at $100,016,146,
 collataralized by $10,260,000 First
 Home Mortgage Acceptance Corp.
 Strips due 9/10/98 to 9/17/98,
 $15,000,000 First Home Mortgage
 Acceptance Corp. 6.445% to
 6.943% due 06/21/05 to 03/21/07,
 $66,365,000 Federal National
 Mortgage Association 5.65%
 to 8.9% due 05/07/99 to 01/13/11,
 6,000,000 Federal National Mortgage
 Association Strip due 12/10/98,
 and $1,200,000 U.S. Treasury Bill
 due 12/10/98. Market Value of
 collateral is $103,013,765.)
 5.8125% 09/01/98 ...........................          100,000       100,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $175,600,000) ..................                        175,600,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $505,449,148*) .....................                        505,449,148

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .....................                          2,062,757
                                                                    ------------


                See Accompanying Notes to Financial Statements.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  Government Obligations Money Market Portfolio
                       Statement of Net Assets (Concluded)
                                 August 31, 1998






                                           Value
                                       ------------
NET ASSETS (Applicable to
 128,434,923 Bedford shares,
 379,095,440 Janney Montgomery
 Scott shares and 800 other
   shares)--100% .............      $   507,511,905
                                    ===============
NET ASSET VALUE, Offering and
   redemption price per share
   ($507,511,905 divided by
   507,531,163)...............      $          1.00
                                    ===============


* Also cost for Federal income tax purposes.

+ Variable Rate Obligations -- The rate is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount shown can be recovered through demand or put.


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    New York Municipal Money Market Portfolio
                            Statement of Net Assets
                                 August 31, 1998



                                                        Par
                                                       (000)             Value
                                                     --------       ------------

MUNICIPAL BONDS--99.4%
New York--98.1%
Albany New York City School
   District RAN
   4.250% 10/15/98 ....................        $    1,000            $1,000,593
Auburn IDA RB Series 1997 DN+
   (Fat Tire, LLC Project)
   3.600% 09/07/98 ....................             1,000             1,000,000
Babylon IDA Resource Recovery
   (Ogden Martin Project) Series 1998
   DN+
   2.800% 09/07/98 ....................             1,000             1,000,000
Chautauqua County IDA (The Red
   Wing Company, Inc.) Series 1985
   DN+
   3.200% 09/03/98 ....................             1,000             1,000,000
Lancaster, Town Of, IDA RB DN
   (1997 Jiffy-Tite Co., Inc. Project)+
   3.600% 09/07/98 ....................             1,000             1,000,000
New York City G.O. 1994 H-3 TECP
   (Financial Security Assurance)
   3.550% 09/22/98 ....................             1,000             1,000,000
New York City G.O. DN+
   3.150% 09/07/98 ....................             1,200             1,200,000
New York City G.O. Series 1992B
   DN+
   3.750% 09/01/98 ....................               200               200,000
New York City G.O. Series 1994 H-5
   TECP
   3.500% 09/21/98 ....................             1,000             1,000,000
New York City G.O. Series 1995 F-5 DN
   3.050% 09/07/98+ ...................               900               900,000
New York City Series J-2 TECP
   3.350% 09/08/98 ....................             1,000             1,000,000
New York City Health & Hospitals
   Health System RB Series 1997C
   DN+
   2.850% 09/01/98 ....................             1,200             1,200,000
New York City Housing Development
   Corp. (Columbus Gardens Project)
   Multi Family Mortgage RB
   Series 1993a DN+
   3.050% 09/01/98 ....................               500               500,000

                                                        Par
                                                       (000)             Value
                                                     --------       ------------
New York--(continued)
New York City Housing Development
   Corp. (Queenswood Apt.) DN+
   3.050% 09/07/98 ....................        $    1,200            $1,200,000
New York City Housing Development
   Corp. Multi-Family Rental Housing
   RB (Monterey) 1997 Series A DN+
   2.850% 09/07/98 ....................             1,200             1,200,000
New York City IDA DN (Laguardia
   Airport Association Project)+
   2.900% 09/07/98 ....................             1,200             1,200,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport)+
   2.900% 09/07/98 ....................             1,000             1,000,000
New York Local Government
   Assistance Corp. DN+
   3.000% 09/07/98 ....................               900               900,000
New York State Dormitory Authority
   RB DN (Beverwyck Inc.)+
   2.950% 09/02/98 ....................             1,000             1,000,000
New York State Energy Research &
   Development Authority PCR RB
   MB++
   3.580% 03/01/99 ....................             1,000             1,000,000
New York State Energy Research &
   Development Authority Series 1987 B
   PCR (Niagara Mohawk) DN+
   3.850% 09/01/98 ....................               600               600,000
New York State Power Authority TECP
   3.350% 10/15/98 ....................             1,000             1,000,000
New York State Power Authority TECP
   3.400% 10/01/98 ....................             2,500             2,500,000
New York State Power MB
   3.600% 09/01/98++ ..................             1,500             1,500,000
Niagara County IDA Solid Waste
   Disposal RB Series 1994 B DN
   (American Ref-Fuel Company
   Of Nigeria)+
   3.200% 09/07/98 ....................               900               900,000
Oneonta, City Of, City School District
   Otsego County RAN 1998
   4.000% 06/18/99 ....................             1,275             1,277,431

                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    New York Municipal Money Market Portfolio
                       Statement of Net Assets (Concluded)
                                 August 31, 1998



                                                        Par
                                                       (000)             Value
                                                     --------       ------------
New York--(continued)
Oswego, County Of, Industrial
   Development Agency RB (Crysteel
   Manufacturing, Inc. Project) DN+
   3.600% 09/07/98 ..................        $     1,000            $ 1,000,000
Rotterdam BAN
   4.000% 06/18/99 ..................              1,000              1,001,898
Suffolk County Water Authority BAN+
   2.900% 09/07/98 ..................              1,200              1,200,000
                                                                    -----------
                                                                     30,479,922
                                                                    -----------
Puerto Rico--1.3%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN+
   3.500% 09/07/98 ..................                400                400,000
                                                                    -----------
 TOTAL INVESTMENTS AT VALUE--99.4%
   (Cost $30,879,922*) ..............                                30,879,922

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.6% .............                                   174,744
                                                                    -----------
NET ASSETS (Applicable to
   31,066,477 Janney Montgomery
   Scott shares and 800
   other shares)--100.0% ............                               $31,054,666
                                                                    ===========
NET ASSET VALUE, Offering and
   redemption price per share
   ($31,054,666 divided by
   31,067,277).......................                                    $1.00
                                                                         =====
*  Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount shown can be recovered through demand or put.
++ Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
BAN.....................................Bond Anticipation Note
DN................................................ Demand Note
GO.........................................General Obligations
IDA...........................Industrial Development Authority
MB..............................................Municipal Bond
PCR..................................Pollution Control Revenue
RAN..................................Revenue Anticipation Note
RB................................................Revenue Bond
TAN......................................Tax Anticipation Note
TECP...............................Tax Exempt Commercial Paper
TRAN.........................Tax and Revenue Anticipation Note



                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            Statements of Operations
                       For the Year Ended August 31, 1998

                                                                                         Government        New York
                                                                          Municipal      Obligations       Municipal
                                                        Money Market     Money Market    Money Market     Money Market
                                                         Portfolio        Portfolio       Portfolio        Portfolio
                                                       ------------      ------------     ------------    ------------
Investment Income
   Interest ........................................   $ 150,707,431    $  11,768,927    $  32,071,102    $   3,328,555
                                                       -------------    -------------    -------------    -------------
Expenses
   Investment advisory fees ........................       9,618,695        1,061,254        2,373,423          328,132
   Administration fees .............................            --            312,593             --             93,752
   Distribution fees ...............................      11,703,324        1,836,326        3,373,849          536,409
   Service organization fees .......................         531,358             --               --               --
   Directors' fees .................................          51,825            6,089           11,240            1,726
   Custodian fees ..................................         422,990           70,232          107,262           29,383
   Transfer agent fees .............................       3,362,291          110,557          612,396           54,107
   Legal fees ......................................         114,345           12,235           22,374            3,540
   Audit fees ......................................         180,246           20,132           39,663            3,166
   Registration fees ...............................         309,694          152,640          132,000           13,097
   Insurance expense ...............................          49,867            5,898           10,791            1,725
   Printing fees ...................................         529,786           48,870           95,355            5,932
   Miscellaneous ...................................           1,955              457            1,205              537
                                                       -------------    -------------    -------------    -------------
                                                          26,876,376        3,637,283        6,779,558        1,071,506

   Less fees waived ................................      (3,343,093)        (831,111)        (723,970)        (295,200)
   Less expense reimbursement by advisor ...........        (692,630)         (55,085)        (392,949)            --
                                                       -------------    -------------    -------------    -------------
        Total expenses .............................      22,840,653        2,751,088        5,662,639          776,306
                                                       -------------    -------------    -------------    -------------
Net investment income ..............................     127,866,778        9,017,840       26,408,463        2,552,249
                                                       -------------    -------------    -------------    -------------
Realized loss on investments .......................         (95,478)          (3,055)          (5,792)            --
                                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting from operations   $ 127,771,300    $   9,014,785    $  26,402,671    $   2,552,249
                                                       =============    =============    =============    =============




                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                       Statements of Changes in Net Assets



                                                                                                   Municipal Money
                                                          Money Market Portfolio                   Market Portfolio
                                                   -----------------------------------   ----------------------------------
                                                       For the           For the            For the            For the
                                                      Year Ended        Year Ended         Year Ended         Year Ended
                                                    August 31, 1998   August 31, 1997    August 31, 1998    August 31, 1997
                                                   ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets:
Operations:
  Net investment income ........................   $   127,866,778    $   116,087,132    $     9,017,840    $    12,741,126
  Net gain (loss) on
    investments ................................           (95,478)            22,330             (3,055)            (3,917)
                                                   ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
    resulting from operations ..................       127,771,300        116,109,462          9,014,785         12,737,209
                                                    ---------------    ---------------    ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............................       (56,898,248)       (56,929,832)        (5,548,854)        (5,758,068)
    Bradford shares ............................              --                 --             (405,975)        (4,148,194)
    Cash Preservation shares ...................           (10,274)           (10,852)            (2,738)            (2,492)
    Janney Montgomery Scott
      shares ...................................       (38,111,646)       (29,943,530)        (3,060,273)        (2,832,323)
    RBB shares .................................              --               (1,286)              --                  (49)
    Sansom Street shares .......................       (32,846,610)       (29,201,632)              --                 --

Distribution in excess of net investment income:
    Bedford shares .............................            (7,165)              --                 --                 --
    Bradford shares ............................              --                 --                 --                 --
    Cash Preservation shares ...................                (1)              --                 --                 --
    Janney Montgomery Scott
      shares ...................................            (3,979)              --                 --                 --
    RBB shares .................................              --                 --                 --                 --
    Sansom Street shares .......................            (2,838)              --                 --                 --


      Total dividends to
        shareholders ...........................      (127,880,761)      (116,087,132)        (9,017,840)       (12,741,126)
                                                   ---------------    ---------------    ---------------    ---------------
Net capital share transactions .................      (384,357,868)       504,179,861       (242,871,946)        67,161,386
                                                   ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in
  net assets ...................................      (384,467,329)       504,202,191       (242,875,001)        67,157,469
Net Assets:
  Beginning of year ............................     2,700,025,629      2,195,823,438        488,045,815        420,888,346
                                                   ---------------    ---------------    ---------------    ---------------
  End of year ..................................   $ 2,315,558,300    $ 2,700,025,629    $   245,170,814    $   488,045,815
                                                   ===============    ===============    ===============    ===============



                                                         Government Obligations                  New York Municipal
                                                         Money Market Portfolio                 Money Market Portfolio
                                                    -----------------------------------   -----------------------------------
                                                       For the            For the            For the            For the
                                                      Year Ended         Year Ended         Year Ended         Year Ended
                                                    August 31, 1998    August 31, 1997    August 31, 1998    August 31, 1997
                                                    ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets:
Operations:
  Net investment income ........................    $    26,408,463    $    26,187,519    $     2,552,249    $     2,735,239
  Net gain (loss) on
    investments ................................             (5,792)            (1,291)              --                 --
                                                    ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
    resulting from operations ..................         26,402,671         26,186,228          2,552,249          2,735,239
                                                    ---------------    ---------------    ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............................         (8,627,495)        (9,057,728)        (1,779,417)        (1,905,788)
    Bradford shares ............................           (184,938)        (2,084,419)              --                 --
    Cash Preservation shares ...................               --                 --                 --                 --
    Janney Montgomery Scott
      shares ...................................        (17,595,930)       (15,045,372)          (772,832)          (829,451)
    RBB shares .................................               --                 --                 --                 --
    Sansom Street shares .......................               --                 --                 --                 --

Distribution in excess of net investment income:
    Bedford shares .............................               --                 --                 --                 --
    Bradford shares ............................               --                 --                 --                 --
    Cash Preservation shares ...................               --                 --                 --                 --
    Janney Montgomery Scott
      shares ...................................               --                 --                 --                 --
    RBB shares .................................               --                 --                 --                 --
    Sansom Street shares .......................               --                 --                 --                 --


      Total dividends to
        shareholders ...........................        (26,408,363)       (26,187,519)        (2,552,249)        (2,735,239)
                                                    ---------------    ---------------    ---------------    ---------------
Net capital share transactions .................       (106,714,614)        57,686,497        (78,533,461)        21,439,314
                                                    ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in
  net assets ...................................       (106,720,306)        57,685,206        (78,533,461)        21,439,314
Net Assets:
  Beginning of year ............................        614,232,211        556,547,005        109,588,127         88,148,813
                                                    ---------------    ---------------    ---------------    ---------------
  End of year ..................................    $   507,511,905    $   614,232,211    $    31,054,666    $   109,588,127
                                                    ===============    ===============    ===============    ===============


                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            Financial Highlights (c)
                (For a Share Outstanding Throughout each Period)



                                                         Money Market Portfolio
                                ---------------------------------------------------------------------
                                                                                      For the Period
                                    For the          For the           For the         June 12, 1995
                                      Year             Year              Year        (Commencement of
                                      Ended            Ended             Ended        Operations) to
                                August 31, 1998   August 31, 1997  August 31, 1996    August 31, 1995
                                ---------------   ---------------  ---------------   ----------------

Net asset value, beginning
  of year or period .......        $   1.00          $   1.00         $   1.00           $   1.00
                                   --------          --------         --------           --------
Income from investment
  operations:
  Net investment income ...          0.0469            0.0459           0.0465             0.0112
                                   --------          --------         --------           --------
      Total from investment
        operations ........          0.0469            0.0459           0.0465             0.0112
                                   --------          --------         --------           --------
Less distributions
  Dividends (from net
    investment income) ....         (0.0469)          (0.0459)         (0.0465)           (0.0112)
                                   --------          --------         --------           --------
      Total distributions..         (0.0469)          (0.0459)         (0.0465)           (0.0112)
                                   --------          --------         --------           --------
Net asset value,
  end of year or period ...        $   1.00          $   1.00         $   1.00           $   1.00
                                   ========          ========         ========           ========
Total Return ..............            4.81%             4.69%            4.76%              5.30%(b)
Ratios /Supplemental Data
  Net assets, end of year
    or period (000) .......        $904,526          $736,855         $561,865           $443,645
  Ratios of expenses to
    average net assets ....            1.00%(a)          1.00%(a)         1.00%(a)           1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ............            4.69%             4.59%            4.65%              5.04%(b)




                                                     Municipal Money Market Portfolio
                                     ----------------------------------------------------------------------
                                                                                            For the Period
                                       For the           For the             For the         June 12, 1995
                                         Year              Year                Year        (Commencement of
                                         Ended             Ended               Ended        Operations) to
                                     August 31, 1998   August 31, 1997    August 31, 1996   August 31, 1995
                                     ---------------   ---------------    ---------------   ---------------
Net asset value, beginning
  of year or period .......              $  1.00          $   1.00            $  1.00          $   1.00
                                         -------          --------            -------          --------
Income from investment
  operations:
  Net investment income ...               0.0290            0.0285             0.0278            0.0063
                                         -------          --------            -------          --------
      Total from investment
        operations ........               0.0290            0.0285             0.0278            0.0063
                                         -------          --------            -------          --------
Less distributions
  Dividends (from net
    investment income) ....              (0.0290)          (0.0285)           (0.0278)          (0.0063)
                                         -------          --------            -------          --------
      Total distributions..              (0.0290)          (0.0285)           (0.0278)          (0.0063)
                                         -------          --------            -------          --------
Net asset value,
  end of year or period ...              $  1.00          $   1.00            $  1.00          $   1.00
                                         =======          ========            =======          ========
Total Return ..............                 2.94%             2.89%              2.81%             2.87%(b)
Ratios /Supplemental Data
  Net assets, end of year
    or period (000) .......              $97,445          $108,826            $89,428          $113,256
  Ratios of expenses to
    average net assets ....                 0.86%(a)          0.85%(a)           0.94%(a)          1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ............                 2.90%             2.85%              2.78%             2.83%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21%, 1.22%, 1.23% and 1.23% for the years or periods ended August 31, 1998, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.16%, 1.13%, 1.23% and 1.30% for the years ended August 31, 1998, 1997,
     1996 and 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio. 18

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                      Financial Highlights (c) (Continued)
                (For a Share Outstanding Throughout each Period)


                                                             Government Obligations
                                                             Money Market Portfolio
                                    ----------------------------------------------------------------------
                                                                                            For the Period
                                          For the         For the            For the        June 12, 1995
                                           Year             Year               Year        (Commencement of
                                          Ended            Ended               Ended        Operations) to
                                     August 31, 1998   August 31, 1997    August 31, 1996   August 31, 1995
                                     ---------------   ---------------    ---------------   ---------------
Net asset value, beginning
  of year or period .......             $   1.00         $   1.00            $   1.00          $   1.00

Income from investment
  operations:
  Net investment income ...               0.0460           0.0447              0.0456            0.0109
      Total from investment
        operations ........               0.0460           0.0447              0.0456            0.0109

  Dividends (from net
    investment income) ....              (0.0460)         (0.0447)            (0.0456)          (0.0109)

      Total distributions .              (0.0460)         (0.0447)            (0.0456)          (0.0109)
Net asset value,
  end of year or period ...             $   1.00         $   1.00            $   1.00          $   1.00
                                            4.71%            4.56%               4.66%             5.03%(b)
Ratios/Supplemental Data
  Net assets,
    end of year (000) .....             $379,065         $352,950            $306,757          $302,585
  Ratios of expenses to
    average net assets ....                 1.00%(a)         1.00%(a)            1.00%(a)          1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ............                 4.60%            4.47%               4.56%             4.91%(b)






                                                                New York Municipal
                                                              Money Market Portfolio
                                         --------------------------------------------------------------------
                                                                                              For the Period
                                           For the           For the          For the           June 9, 1995
                                             Year              Year            Year           (Commencement of
                                            Ended              Ended           Ended           Operations) to,
                                         August 31, 1998   August 31, 1997  August 31, 1996   August 31, 1995
                                         ---------------   ---------------  ---------------   ---------------
Net asset value, beginning
  of year or period .......                  $   1.00          $    1.00          $   1.00          $   1.00

Income from investment
  operations:
  Net investment income ...                    0.0273             0.0276            0.0262            0.0062
      Total from investment
        operations ........                    0.0273             0.0276            0.0262            0.0062

  Dividends (from net
    investment income) ....                   (0.0273)           (0.0276)           (0.062)          (0.0062)

      Total distributions .                   (0.0273)           (0.0276)          (0.0262)          (0.0062)
Net asset value,
  end of year or period ...                  $   1.00          $    1.00          $   1.00          $   1.00
                                                 2.77%              2.80%             2.65%             2.72%(b)
Ratios/Supplemental Data
  Net assets,
    end of year (000) .....                  $ 31,055          $  30,442          $ 20,032          $ 14,671
  Ratios of expenses to
    average net assets ....                      0.80%(a)           0.80%(a)          0.93%(a)          1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ............                      2.73%              2.76%             2.62%             2.68%(b)



(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23%, 1.23%, 1.25% and 1.28% for the years or periods ended August 31, 1998, 1997, 1996 and 1995 respectively. For the New York Municipal Money Markey Portfolio, the ratio of expenses to average net assets would have been 1.20%, 1.13%, 1.25% and 1.28% for the years or periods ended August 31, 1998, 1997, 1996 and 1995 respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.



                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                          Notes to Financial Statements
                                 August 31, 1998




Note 1. Summary of Significant Accounting Policies

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 16.27 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of twenty-six investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family and the Schneider Family. The Janney Montgomery Scott Money Funds represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York State and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York State or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 1. Summary of Significant Accounting Policies (continued)

     by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              (G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Transactions with Affiliates and Related Parties

     In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BIMC"), assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

           Portfolio                                Annual Rate
---------------------------        ---------------------------------------------
Money Market and Government        .45% of first $250 million of net assets;
 Obligations Money Market          .40% of next $250 million of net assets;
 Portfolios                        .35% of net assets in excess of $500 million.
Municipal Money Market and         .35% of first $250 million of net assets;
 New York Municipal Money          .30% of next $250 million of net assets;
 Market Portfolios                 .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1998, advisory fees and waivers for the four investment portfolios were as follows:



                                                      Gross                                   Net
                                                    Advisory                               Advisory
                                                       Fee                Waiver              Fee
                                                  --------------       --------------     -----------
 Money Market Portfolio                            $9,618,695          $(3,334,990)       $6,283,705
 Municipal Money Market Portfolio                   1,061,254             (822,533)          238,721
 Government Obligations Money Market Portfolio      2,373,423             (723,970)        1,649,453
 New York Municipal Money Market Portfolio            328,132             (267,374)           60,758


     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1998, the reimbursed expenses were $692,630, $55,085 and $392,949 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, respectively.

     In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998




Note 2. Transactions with Affiliates and Related Parties (continued)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1998, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:


                                                                  Gross                                  Net
                                                              Transfer Agency                      Transfer Agency
                                                                    Fee             Waiver               Fee
                                                              ----------------   ------------     -----------------
Money Market Portfolio
     Bedford Class                                               $1,474,000         $  --            $1,474,000
     Cash Preservation Class                                          8,684          (8,103)                581
     Janney Montgomery Scott Class                                1,498,346            --             1,498,346
     Sansom Street Class                                            381,261            --               381,261
                                                                 ----------         -------          ----------
        Total Money Market Portfolio                             $3,362,291         $(8,103)         $3,354,188
                                                                 ==========         =======          ==========
Municipal Money Market Portfolio
     Bedford Class                                               $   66,188         $  --            $   66,188
     Bradford Class                                                   2,914            --                 2,914
     Cash Preservation Class                                          8,997          (8,578)                419
     Janney Montgomery Scott Class                                   32,458            --                32,458
                                                                 ----------         -------          ----------
        Total Municipal Money Market Portfolio                   $  110,557         $(8,578)         $  101,979
                                                                 ==========         =======          ==========
Government Obligations Money Market Portfolio
     Bedford Class                                               $   57,762         $  --            $   57,762
     Bradford Class                                                    --              --                  --
     Janney Montgomery Scott Class                                  554,634            --               554,634
                                                                 ----------         -------          ----------
        Total Government Obligations Money Market Portfolio      $  612,396         $  --            $  612,396
                                                                 ==========         =======          ==========
New York Municipal Money Market Portfolio
     Bedford Class                                               $   33,945         $  --            $   33,945
     Janney Montgomery Scott Class                                   20,162            --                20,163
                                                                 ----------         -------          ----------
        Total New York Municipal Money Market Portfolio          $   54,107         $  --            $   54,108
                                                                 ==========         =======          ==========


     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1998, administration fees and waivers for the two portfolios were as follows:

                                                           Gross                                        Net
                                                      Administration                              Administration
                                                            Fee                 Waiver                  Fee
                                                      --------------         ------------         ---------------
     Municipal Money Market Portfolio                    $312,593                  --                $312,593
     New York Municipal Money Market Portfolio             93,752              (7,826)                 85,926

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998




     Note 2. Transactions with Affiliates and Related Parties (continued)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Provident Distributors, Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to
 .65% on an annualized basis for the Bedford, Bradford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to May 29, 1998, Counsellors Securities, Inc. served as distributor.

     For the year ended August 31, 1998, distribution fees for each class were as follows:

                                                                    Distribution
                                                                        Fee
                                                                    ------------

   Money Market Portfolio
       Bedford Class                                                $ 6,509,493
       Cash Preservation Class                                              864
       Janney Montgomery Scott Class                                  4,862,505
       Sansom Street Class                                              330,462
                                                                    -----------
           Total Money Market Portfolio                             $11,703,324
                                                                    ===========
   Municipal Money Market Portfolio
       Bedford Class                                                $ 1,119,567
       Bradford Class                                                    83,480
       Cash Preservation Class                                              394
       Janney Montgomery Scott Class                                    632,885
                                                                    -----------
           Total Municipal Money Market Portfolio                   $ 1,836,326
                                                                    ===========
   Government Obligations Money Market Portfolio
       Bedford Class                                                $ 1,062,199
       Bradford Class                                                    23,951
       Janney Montgomery Scott Class                                  2,287,699
                                                                    -----------
           Total Government Obligations Money Market Portfolio      $ 3,373,849
                                                                    ===========
   New York Municipal Money Market Portfolio
       Bedford Class                                                $   366,565
       Janney Montgomery Scott Class                                    169,844
                                                                    -----------
           Total New York Municipal Money Market Portfolio          $   536,409
                                                                    ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1998, service organization fees were $531,358 for the Money Market Portfolio.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


     Note 3. Capital Shares

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                                         Municipal Money Market
                                                    Money Market Portfolio                      Portfolio
                                             -----------------------------------    ---------------------------------- -
                                                For the             For the            For the            For the
                                               Year Ended          Year Ended         Year Ended         Year Ended
                                             August 31, 1998     August 31, 1997    August 31, 1998    August 31, 1997 7
                                             ---------------     ---------------    ---------------    --------------- -
                                                 Value               Value              Value              Value
                                             ---------------     ---------------    ---------------    --------------- -
Shares sold:
   Bedford Class                              $4,081,920,081     $4,513,203,668     $1,250,832,088     $1,075,834,153
   Bradford Class                                       --                 --           59,917,620        586,482,906
   Cash Preservation Class                           113,319            175,000             65,859             82,717
   Janney Montgomery
     Scott Class                               3,910,533,620      3,087,651,502        404,988,148        406,706,164
   RBB Class                                            --                4,744               --                  200
   Sansom Street Class                         2,296,071,622      1,965,226,666               --                 --

Shares issued in reinvestment of dividends:
   Bedford Class                                  56,201,453         55,886,643          5,440,322          5,696,659
   Bradford Class                                       --                 --              427,390          4,016,410
   Cash Preservation Class                            10,291             10,748              2,591              2,358
   Janney Montgomery
     Scott Class                                  37,882,680         29,670,134          3,071,524          2,820,771
   RBB Class                                            --                1,361               --                   53
   Sansom Street Class                            24,189,907         20,645,930               --                 --

Shares repurchased:
   Bedford Class                              (4,768,237,064)    (4,285,531,838)    (1,321,667,987)    (1,070,439,669)
   Bradford Class                                       --                 --         (226,438,837)      (553,804,071)
   Cash Preservation Class                          (139,525)          (145,893)           (73,397)          (103,897)
   Janney Montgomery
     Scott Class                              (3,780,710,398)    (2,942,342,585)      (419,437,268)      (390,127,972)
   RBB Class                                            --              (67,517)              --               (5,396)
   Sansom Street Class                        (2,242,193,855)    (1,940,208,702)              --                 --
                                             ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                      $  (384,357,869)   $   504,179,861    $  (242,871,947)   $    67,161,386
                                             ===============    ===============    ===============    ===============


   Scott Shares authorized                       700,000,000        700,000,000        200,000,000        200,000,000
                                             ===============    ===============    ===============    ===============


                                                            Government Obligations                     New York Municipal
                                                            Money Market Portfolio                  Money Market Portfolio
                                                       -----------------------------------    ---------------------------------
                                                          For the             For the            For the            For the
                                                         Year Ended          Year Ended         Year Ended         Year Ended
                                                       August 31, 1998     August 31, 1997    August 31, 1998    August 31, 199
                                                       ---------------     ---------------    ---------------    --------------
                                                           Value               Value              Value              Value
                                                       ---------------     ---------------    ---------------    --------------
Shares sold:
   Bedford Class                                      $  570,413,536     $  606,875,958       $262,833,503       $314,988,541

   Bradford Class                                         14,367,467        171,813,924               --                 --
   Cash Preservation Class                                      --                 --                 --                 --
   Janney Montgomery
     Scott Class                                       1,493,397,997      1,232,450,606        140,080,501        122,951,798
   RBB Class                                                    --                 --                 --                 --
   Sansom Street Class                                          --                 --                 --                 --

Shares issued in reinvestment of dividends:
   Bedford Class                                           8,589,078          8,971,804          1,726,370          1,871,473
   Bradford Class                                            214,626          2,002,758               --                 --
   Cash Preservation Class                                      --                 --                 --                 --
   Janney Montgomery
     Scott Class                                          17,567,622         14,958,191            773,147            821,173
   RBB Class                                                    --                 --                 --                 --
   Sansom Street Class                                          --                 --                 --                 --

Shares repurchased:
   Bedford Class                                        (660,253,321)      (598,765,148)      (343,716,758)      (305,831,837)
   Bradford Class                                        (66,190,133)      (179,400,377)              --                 --
   Cash Preservation Class                                      --                 --                 --                 --
   Janney Montgomery
     Scott Class                                      (1,484,821,486)    (1,201,221,219)      (140,230,224)      (113,361,834)
   RBB Class                                                    --                 --                 --                 --
   Sansom Street Class                                          --                 --                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                              $  (106,714,614)   $    57,686,497    $   (78,533,461)        21,439,314
                                                     ===============    ===============    ===============    ===============


   Scott Shares authorized                               500,000,000        500,000,000        100,000,000        100,000,000
                                                     ===============    ===============    ===============    ===============

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 4. Net Assets

     At August 31, 1998, net assets consisted of the following:

                                                                                            Government                New York
                                                                    Municipal              Obligations                Municipal
                                          Money Market             Money Market            Money Market              Money Market
                                            Portfolio                Portfolio               Portfolio                Portfolio
                                          ------------             ------------            ------------              ------------

Capital paid-in
   Bedford Class                         $  762,787,510            $147,705,175            $128,435,023             $         --
   Cash Preservation Class                      226,299                  91,997                      --                       --
   Janney Montgomery Scott Class            904,554,222              97,447,539             379,095,440               31,066,477
   Sansom Street Class                      648,096,129                      --                      --                       --
   Other Classes                                    800                     800                     800                      800
Accumulated net realized gain (loss)
  on investments
   Bedford Class                                (34,771)                (73,952)                 (6,501)                      --
   Cash Preservation Class                          (11)                      3                      --                       --
   Janney Montgomery Scott Class                (40,506)                   (748)                (12,857)                 (12,611)
   Sansom Street Class                          (31,372)                     --                      --                       --
                                          -------------            ------------            ------------              -----------
                                         $2,315,558,300            $245,170,814            $507,511,905              $31,054,666
                                         ==============            ============            ============              ===========


Note 5. Capital Loss Carryover

     At August 31, 1998, capital loss carryovers were available to offset future realized gains as follows: $106,660 in the Money Market Portfolio of which $11,182 expires in 2004 and $95,478 expires in 2006; $74,697 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005 and $3,055 expires in 2006; $19,358 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005 and $5,792 expires in 2006; and $12,611 in the New York Municipal Money Market Portfolio of which $10,939 expired in 1998, $1,256 expires in 1999, $322 expires in 2002, $89 expires in 2003 and $5 expires in 2004.

                   THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 6. Other Financial Highlights

     The Fund currently offers three other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation and Sansom Street. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford and Cash Preservation. The Fund currently offers one other class of shares representing interests in the Government Obligations Money Market Portfolio: Bedford. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

The Bedford Family

                                                       Money Market Portfolio
                                  ----------------------------------------------------------
                                   For the     For the      For the    For the    For the
                                     Year        Year         Year       Year        Year
                                    Ended       Ended        Ended      Ended       Ended
                                  August 31,  August 31,   August 31,  August 31, August 31,
                                     1998        1997         1996        1995       1994
                                   --------   ----------   ----------   --------   --------
Net asset value,
  beginning of year ............   $   1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                   --------   ----------   ----------   --------   --------
Income from investment
  operations:
  Net investment income ........     0.0473       0.0462       0.0469     0.0486     0.0278
                                   --------   ----------   ----------   --------   --------
   Total from investment
     operations ................     0.0473       0.0462       0.0469     0.0486     0.0278
                                   --------   ----------   ----------   --------   --------
Less distributions
  Dividends (from net
   investment income) ..........    (0.0473)     (0.0462)     (0.0469)   (0.0486)   (0.0278)
                                   --------   ----------   ----------   --------   --------
   Total distributions              (0.0473)     (0.0462)     (0.0469)   (0.0486)   (0.0278)
                                   --------   ----------   ----------   --------   --------
Net asset value, end of year ...      $1.00        $1.00   $     1.00   $   1.00   $   1.00
                                   ========   ==========   ==========   ========   ========
Total Return ...................      4.84%        4.72%        4.79%      4.97%      2.81%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ...........   $762,739   $1,392,911   $1,109,334   $935,821   $710,737
                                   ========   ==========   ==========   ========   ========

  Ratios of expenses to
   average net assets ..........     .97%(a)      .97%(a)      .97%(a)    .96%(a)    .95%(a)

  Ratios of net investment
   income to average
   net assets ..................      4.73%        4.62%        4.69%      4.86%      2.78%




                                               Municipal Money Market Portfolio
                                  -------------------------------------------------------
                                   For the    For the     For the    For the   For the
                                     Year       Year        Year      Year      Year
                                    Ended      Ended       Ended      Ended     Ended
                                  August 31, August 31, August 31, August 31, August 31,
                                     1998       1997        1996       1995      1994
                                   --------   --------   --------   --------  --------
Net asset value,
  beginning of year ............   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                   --------   --------   --------   --------  --------
Income from investment
  operations:
  Net investment income ........     0.0286     0.0285     0.0288     0.0297     0.0195
                                   --------   --------   --------   --------  --------
   Total from investment
     operations ................     0.0286     0.0285     0.0288     0.0297     0.0195
                                   --------   --------   --------   --------  --------
Less distributions
  Dividends (from net
   investment income) ..........    (0.0286)  (0.0285)   (0.0288)    (0.0297)  (0.0195)
                                   --------   --------   --------   --------  --------
   Total distributions              (0.0286)  (0.0285)   (0.0288)    (0.0297)  (0.0195)
                                   --------   --------   --------   --------  --------
Net asset value, end of year ...   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                   ========   ========   ========   ========   ========
Total Return ...................      2.97%      2.88%      2.92%      3.01%      1.97%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ...........   $147,633   $213,034   $201,940   $198,425   $182,480
                                   ========   ========   ========   ========   ========

  Ratios of expenses to
   average net assets ..........     .89%(a)    .85%(a)    .84%(a)    .82%(a)    .77%(a)

  Ratios of net investment
   income to average
   net assets ..................      2.86%      2.85%      2.88%      2.97%      1.95%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.10%, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1998, 1997,
     1996, 1995 and 1994, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15%, 1.14%, 1.12%, 1.14% and 1.12% for the years ended August 31, 1998,
     1997, 1996, 1995 and 1994, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                   THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 6. Other Financial Highlights (continued)

The Bedford Family

                                          New York Municipal Money Market Portfolio
                                  ----------------------------------------------------------
                                         Government Obligations Money Market Portfolio
                                  ----------------------------------------------------------
                                   For the     For the     For the    For the    For the
                                     Year        Year        Year       Year        Year
                                    Ended       Ended       Ended      Ended       Ended
                                  August 31,  August 31,  August 31,  August 31, August 31,
                                     1998        1997        1996        1995       1994
                                   --------   ----------  ---------- ---------- ----------
Net asset value,
  beginning of year ............   $   1.00    $   1.00    $   1.00   $   1.00   $   1.00
                                   --------    --------    --------   --------   --------

Income from investment
  operations:
  Net investment income ........     0.0463      0.0449      0.0458     0.0475     0.0270
                                   --------    --------    --------   --------   --------
   Total from investment
     operations ................     0.0463      0.0449      0.0458     0.0475     0.0270
                                   --------    --------    --------   --------   --------
Less distributions
  Dividends (from net
   investment income) ..........    (0.0463)    (0.0449)    (0.0458)   (0.0475)   (0.0270)
                                   --------    --------    --------   --------   --------
   Total distributions              (0.0463)    (0.0449)    (0.0458)   (0.0475)   (0.0270)
                                   --------    --------    --------   --------   --------

Net asset value, end of year ...   $   1.00    $   1.00    $   1.00   $   1.00   $   1.00
                                   ========    ========    ========   ========   ========
  Total Return .................      4.74%       4.59%       4.68%      4.86%      2.73%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ...........   $128,447    $209,715    $192,599   $163,398   $166,418
  Ratios of expenses to
   average net assets ..........    .975%(a)    .975%(a)    .975%(a)   .975%(a)   .975%(a)
  Ratios of net investment
   income to average
   net assets ..................      4.63%       4.49%       4.58%      4.75%      2.70%



                                         New York Municipal Money Market Portfolio
                                 ------------------------------------------------------
                                   For the    For the     For the    For the   For the
                                     Year       Year        Year      Year      Year
                                    Ended      Ended       Ended      Ended     Ended
                                  August 31, August 31, August 31, August 31, August 31
                                     1998       1997        1996       1995      1994
                                   --------   --------   --------   --------  --------
Net asset value,
  beginning of year ............   $    1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                   ---------   -------   -------   -------   -------

Income from investment
  operations:
  Net investment income ........      0.0182    0.0276    0.0278    0.0290    0.0198
                                   ---------   -------   -------   -------   -------
   Total from investment
     operations ................      0.0182    0.0276    0.0278    0.0290    0.0198
                                   ---------   -------   -------   -------   -------
Less distributions
  Dividends (from net
   investment income) ..........     (0.0182)  (0.0276)  (0.0278)  (0.0290)  (0.0198)
                                   ---------   -------   -------   -------   -------
   Total distributions               (0.0182)  (0.0276)  (0.0278)  (0.0290)  (0.0198)
                                   ---------   -------   -------   -------   -------

Net asset value, end of year ...   $    1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                   ======      =======   =======   =======   =======
  Total Return .................     2.07%(d)    2.80%     2.83%     2.94%     2.00%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ...........   $     --    $79,146   $68,116   $60,330   $52,222
  Ratios of expenses to
   average net assets ..........   .84%(a)(c)   .80%(a)  .78%(a)    .76%(a)   .50%(a)
  Ratios of net investment
   income to average
   net assets ..................       1.82%     2.76%     2.78%     2.90%     1.98%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.09%, 1.10%, 1.13% and 1.17% for the years ended August 31, 1998, 1997, 1996, 1995 and 1994, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12% annualized for the eight months ended April 30, 1998, 1.13%, 1.14%, 1.22% and 1.20% for the years ended
     August 31, 1997, 1996, 1995 and 1994, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c)  Annualized.

(d)  Non-annualized.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

Bradford Government Obligations Money Market Shares(c)


                                         For the         For the           For the
                                          Month           Year              Year
                                          Ended           Ended             Ended
                                  September 30, 1997  August 31, 1997   August 31, 1996
                                  ------------------  ---------------   ---------------

Net asset value,
  beginning of year or period....        $  1.00          $  1.00          $   1.00
                                         -------          -------          --------
Income from investment
 operations:
   Net investment income.........         0.0037           0.0449            0.0458
                                         -------          -------          --------
      Total from investment
        operations ..............         0.0037           0.0449            0.0458
                                         -------          -------          --------
Less distributions
Dividends (from net
  investment income).............        (0.0037)         (0.0449)          (0.0458)
                                         -------          -------          --------
       Total distributions.......        (0.0037)         (0.0449)          (0.0458)
                                         -------          -------          --------
Net asset value,
  end of year or period..........        $  1.00          $  1.00          $   1.00
                                         =======          =======          ========
Total Return ....................           0.38%(d)         4.59%             4.68%
Ratios /Supplemental Data
Net assets, end of year
 or period (000) ................        $44,931          $51,608          $ 57,190
Ratios of expenses
  to average net assets .........           .975%(a)(b)      .975%(a)          .975%(a)
Ratios of net investment
  income to average net assets...           0.37%(d)         4.49%             4.58%

                                             For the          For the          For the
                                              Year             Year             Year
                                              Ended            Ended            Ended
                                          August 31, 1995  August 31, 1994  August 31, 1993
                                          ---------------  ---------------  ---------------

Net asset value,
  beginning of year or period....             $  1.00          $  1.00          $  1.00
                                              -------          -------          -------
Income from investment
 operations:
   Net investment income.........              0.0475           0.0270           0.0231
                                              -------          -------          -------
       Total from investment
 operations .....................              0.0475           0.0270           0.0231
                                              -------          -------          -------
Less distributions
Dividends (from net
  investment income).............             (0.0475)         (0.0270)         (0.0231)
                                              -------          -------          -------
       Total distributions.......             (0.0475)         (0.0270)         (0.0231)
                                              -------          -------          -------
Net asset value,
  end of year or period..........             $  1.00          $  1.00            $1.00
                                              =======          =======          =======
Total Return ....................                4.86%            2.73%            2.33%
Ratios /Supplemental Data
Net assets, end of year
 or period (000) ................             $46,509          $39,732          $50,523
Ratios of expenses
  to average net assets .........                .975%(a)         .975%(a)         .975%(a)
Ratios of net investment
  income to average net assets...                4.75%            2.70%            2.31%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10% annualized for the month ended September 30, 1997, 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997,
     1996, 1995, 1994 and 1993, respectively.

(b)  Annualized.

(c) On October 1, 1997, the Government Obligation Portfolio's Bradford Class of 44,971,583 shares were liquidated.

(d)  Non-annualized.

                   THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 6. Other Financial Highlights (continued)

Bradford Municipal Money Market Shares(c)


                                                         For the         For the           For the
                                                          Month           Year              Year
                                                          Ended           Ended             Ended
                                                  September 30, 1997  August 31, 1997   August 31, 1996
                                                  ------------------  ---------------   ---------------

Net asset value,
  beginning of year or period.............              $   1.00         $   1.00            $   1.00
                                                        --------         --------            --------

Income from investment operations:
   Net investment income .................                0.0023           0.0285              0.0288
                                                        --------         --------            --------
       Total from investment operations...                0.0023           0.0285              0.0288
                                                        --------         --------            --------
Less distributions
Dividends (from net
  investment income)......................               (0.0023)         (0.0285)            (0.0288)
                                                        --------         --------            --------
       Total distributions ...............               (0.0023)         (0.0285)            (0.0288)
                                                        --------         --------            --------
Net asset value,
  end of year or period...................              $   1.00         $   1.00            $   1.00
                                                        ========         ========            ========
Total Return .............................                  0.24%(d)         2.88%               2.92%
Ratios /Supplemental Data
   Net assets, end of year or period .....              $168,172         $166,089            $129,399
   Ratios of expenses to average
     net assets ..........................                   .89%(a)(b)       .85%(a)             .84%(a)
   Ratios of net investment income to
     average net assets ..................                  0.23%(d)         2.85%               2.88%



                                                     For the          For the          For the
                                                      Year             Year             Year
                                                      Ended            Ended            Ended
                                                  August 31, 1995  August 31, 1994  August 31, 1993
                                                  ---------------  ---------------  ---------------

Net asset value,
  beginning of year or period.............           $   1.00         $   1.00          $  1.00
                                                     --------         --------          -------

Income from investment operations:
   Net investment income .................             0.0297           0.0195           0.0195
                                                     --------         --------          ------
       Total from investment operations...             0.0297           0.0195           0.0195
                                                     --------         --------          ------
Less distributions
Dividends (from net
  investment income)......................            (0.0297)         (0.0195)         (0.0195)
                                                     --------         --------          ------
       Total distributions ...............            (0.0297)         (0.0195)         (0.0195)
                                                     --------         --------          ------
Net asset value,
  end of year or period...................           $   1.00         $   1.00          $  1.00
                                                     ========         ========          =======
Total Return .............................               3.01%            1.97%            1.96%
Ratios /Supplemental Data
   Net assets, end of year or period .....           $110,936         $100,089          $76,975
   Ratios of expenses to average
     net assets ..........................                .82%(a)          .77%(a)          .77%(a)
   Ratios of net investment income to
     average net assets ..................               2.97%            1.95%            1.95%


(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.13% annualized for the month ended September 30, 1997, 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for
     the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

(b)  Annualized.

(c) On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares were liquidated.

(d)  Non-annualized.

                    THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Concluded)
                                 August 31, 1998


Note 6. Other Financial Highlights (continued)

The Sansom Street Family

                                                                                     Money Market Portfolio
                                           ----------------------------------------------------------------------------------------
                                                For the         For the            For the           For the            For the
                                                 Year            Year               Year              Year               Year
                                                 Ended           Ended              Ended             Ended              Ended
                                            August 31, 1998   August 31, 1997   August 31, 1996   August 31, 1995   August 31, 1994
                                            ---------------   --------------    ---------------   ---------------   ---------------
Net asset value, beginning of year .....           1.00          $   1.00          $   1.00          $    1.00        $   1.00
                                               --------          --------          --------          ---------        --------
Income from investment operations:
   Net investment income ...............         0.0520            0.0510            0.0518             0.0543          0.0334
                                               --------          --------          --------          ---------        --------
     Total from investment operations...         0.0520            0.0510            0.0518             0.0543           .0334
                                               --------          --------          --------          ---------        --------
Less distributions
   Dividends (from net investment
     income) ...........................        (0.0520)          (0.0510)          (0.0518)           (0.0543)         0.0334)
                                               --------          --------          --------          ---------        --------
     Total distributions ...............        (0.0520)          (0.0510)          (0.0518)           (0.0543)         0.0334)
                                               --------          --------          --------          ---------        --------
Net asset value, end of year ...........       $   1.00          $   1.00          $   1.00          $    1.00        $   1.00
                                               ========          ========          ========          =========        ========
Total Return ...........................           5.34%             5.22%             5.30%              5.57%           3.39%
Ratios /Supplemental Data
   Net assets, end of year .............       $684,066          $570,018          $524,359          $ 441,614        $373,745
   Ratios of expenses to
     average net assets ................            .49%(a)           .49%(a)           .48%(a)            .39%(a)        .39%(a)
   Ratios of net investment income to
     average net assets ................           5.20%             5.10%             5.18%              5.43%           3.34%


(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .64%, .65%, .59% and .60% for the years ended August 31, 1998, 1997, 1996,
     1995 and 1994, respectively.

(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                        Tax Information for Shareholders
                                   (Unaudited)


In the twelve months ended August 31, 1998 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market and New York Municipal Money Market Portfolios were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 45% and 18% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1999, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market and New York Municipal Money Market Portfolios in 1998. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.